LEASES (Tables)	12 Months Ended
Dec. 31, 2024
Lessee Disclosure [Abstract]
Schedule of Operating Right-of-use Assets and Operating Lease Liabilities
	US dollars
	December 31,
(in thousands)	2024	2023

Operating annual lease cost Cost:
Office and warehouse space	2,178	2,129
Base stations	1,187	1,206
Vehicle	112	51
Others	107	16
	3,584	3,402

Weighted Average Remaining Lease Term (years):
Office space	4.1	5.1
Base stations	2.1	2.9
Vehicle	1.3	1.9
Others	4.4	2.0

Weighted Average Discount Rate (%):
Office space	6.13	6.35
Base stations	7.95	8.38
Vehicle	10.30	10.49
Others	6.50	7.33

Schedule of Supplemental Cash Flow Information Related Operating Leases
US dollars
Year Ended
(in thousand)	December 31, 2024

Cash paid for amounts included in the measurement of lease liabilities:	3,584
Operating cash flows from operating leases

Schedule of Minimum lease Payments
US dollars
(in thousands)	December 31, 2024

Period:
2025	3,481
2026	2,352
2027	1,731
2028	1,714
2029	1,100
Thereafter	128
Total operating lease payments	10,506
Less: imputed interest	(1,559)
Present value of lease liabilities (*)	8,947